ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2017	2018
	$	$

Accounts receivable	63,676	100,182
Allowance for doubtful accounts	(1,830)	(2,400)

	61,846	97,782

Schedule of allowances for doubtful accounts
	For the year ended December 31,
	2016	2017	2018
	$	$	$

Balance at the beginning of the year	186	195	1,830
Charged to expenses	172	1,867	2,205
Reversal	(58)	(245)	(47)
Write-off of accounts receivable	(103)	(26)	(1,588)
Exchange differences	(2)	39	–

Balance at the end of the year	195	1,830	2,400